Convertible Notes (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 13, 2021	Dec. 20, 2021	Jun. 30, 2022	Jun. 14, 2022
Convertible Notes (Details) [Line Items]
Ordinary shares price equal percentage			85.00%
Purchase ordinary shares (in Shares)				28,041,992
Warrants term			5 years
Price per share (in Dollars per share)			$ 0.49
Original issue discount			$ 150,000
Commission			256,095
Business Combination [Member]
Convertible Notes (Details) [Line Items]
Other transaction costs			$ 20,000
Convertible Note 2021 [Member]
Convertible Notes (Details) [Line Items]
Original principal amount		$ 5,275,000
Original issue discount		250,000
Other transaction costs		$ 25,000
Outstanding balance per annum percentage			8.00%
Ordinary shares price equal percentage			85.00%
Equity component			$ 1,092,460
Warrants value			$ 212,105
Debt issuance costs description.			Debt issuance costs related to the original Convertible Note 2021 comprised of commissions paid to third party placement agent and lawyers of $667,920 which included original issue discount of $250,000, Investor’s legal and other transaction costs of $25,000 and commission of $392,920. The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note 2021 based on their relative values. Issuance costs attributable to the liability component were $697,771 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $182,255 and netted with the equity component in stockholders’ equity of $1,092,460 and warrant value of $212,105.
Liability component fair value percentage			33.10%
Convertible Note 2021 [Member] | Ordinary shares [Member]
Convertible Notes (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Convertible Note 2021 [Member] | Note Warrant [Member]
Convertible Notes (Details) [Line Items]
Equity component			$ 1,304,565
Convertible Note 2021 [Member] | Trigger Event [Member]
Convertible Notes (Details) [Line Items]
Accrue lesser per annum percentage			22.00%
Convertible Note 2021 [Member] | Trigger Event [Member] | Maximum [Member]
Convertible Notes (Details) [Line Items]
Outstanding balance payable percentage			12.00%
Convertible Note 2021 [Member] | Trigger Event [Member] | Minimum [Member]
Convertible Notes (Details) [Line Items]
Outstanding balance payable percentage			5.00%
Convertible Note 2021 [Member] | Joseph Stone Capital, LLC [Member]
Convertible Notes (Details) [Line Items]
Cash fee equal			6.50%
Purchase ordinary shares (in Shares)			157,934
Warrants term			5 years
Price per share (in Dollars per share)			$ 2
Convertible Note 2022 [Member]
Convertible Notes (Details) [Line Items]
Original principal amount	$ 3,170,000
Original issue discount	150,000
Other transaction costs	$ 20,000
Outstanding balance per annum percentage			8.00%
Equity component			$ 683,393
Warrants value			$ 133,372
Debt issuance costs description.			The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note 2022 based on their relative values. Issuance costs attributable to the liability component were $438,856 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $120,611 and netted with the equity component in stockholders’ equity of $683,393 and warrant value of $133,372.
Liability component fair value percentage			34.51%
Convertible Note 2022 [Member] | Ordinary shares [Member]
Convertible Notes (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Convertible Note 2022 [Member] | Note Warrant [Member]
Convertible Notes (Details) [Line Items]
Equity component			$ 816,765
Convertible Note 2022 [Member] | Trigger Event [Member]
Convertible Notes (Details) [Line Items]
Accrue lesser per annum percentage			22.00%
Convertible Note 2022 [Member] | Trigger Event [Member] | Maximum [Member]
Convertible Notes (Details) [Line Items]
Outstanding balance payable percentage			12.00%
Convertible Note 2022 [Member] | Trigger Event [Member] | Minimum [Member]
Convertible Notes (Details) [Line Items]
Outstanding balance payable percentage			5.00%
Convertible Note 2022 [Member] | Joseph Stone Capital, LLC [Member]
Convertible Notes (Details) [Line Items]
Cash fee equal			6.50%
Purchase ordinary shares (in Shares)			386,585
Warrants term			5 years
Price per share (in Dollars per share)			$ 0.49